Severance Indemnities And Pension Plans (Schedule Of Changes In Benefit Obligations Recognized In Accumulated Other Changes In Equity From Nonowner Sources) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss arising during the year	¥ 40,553	¥ 7,129
Prior service cost arising during the year	(3)	28
Losses (gains) due to amortization:
Net actuarial loss	(6,221)	(1,386)
Prior service cost	(35)	(51)
Curtailment and settlement	(40)
Foreign currency translation adjustments	(3,342)	(6,804)
Total changes in Accumulated other changes in equity from nonowner sources	30,912	(1,084)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss arising during the year	2,093	1,360
Prior service cost arising during the year	(29)	34
Losses (gains) due to amortization:
Net actuarial loss	(514)	(516)
Prior service cost	57	61
Net obligation at transition	(105)	(115)
Foreign currency translation adjustments	(339)	(800)
Total changes in Accumulated other changes in equity from nonowner sources	1,163	24
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss arising during the year	184,611	175,922
Prior service cost arising during the year	(27,159)	8,243
Losses (gains) due to amortization:
Net actuarial loss	(29,424)	(15,600)
Prior service cost	11,534	10,576
Curtailment and settlement	(4,378)	(3,706)	(3,037)
Total changes in Accumulated other changes in equity from nonowner sources	¥ 135,184	¥ 175,435